SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's Revenue by Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 464,431	$ 433,895	$ 343,199
License [Member]
Disaggregation of Revenue [Line Items]
Revenue	226,113	237,879	192,514
Maintenance and support [Member]
Disaggregation of Revenue [Line Items]
Revenue	197,270	159,730	123,986
Professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 41,048	$ 36,286	$ 26,699